Business Combinations	9 Months Ended
Sep. 30, 2020
Business Acquisition [Line Items]
Business Combinations
Note 4 - Business Combinations
Komiko
On October 9, 2019, through a newly formed wholly-owned subsidiary, DiscoverOrg Acquisition (Komiko), LLC, the Company acquired certain assets and assumed certain liabilities of Komiko LTD (“Komiko”), which offered an AI-powered sales and customer success solution for business to business companies under the Komiko trade name. The Company has included the financial results of Komiko in the consolidated financial statements from the date of acquisition. Transaction costs associated with the acquisition were not material. The acquisition date fair value of the consideration transferred for Komiko was $8.5 million, comprised of the following (in millions):

Cash	$8.3
Contingent earn-out payments	0.2
Total purchase consideration	$8.5
The fair value of the contingent earn-out payments was determined based on the Company’s probability-weighted estimate of future payments. Potential contingent payments may be as high as $4.0 million if all performance criteria are met, of which 40% is attributable to purchase consideration and the balance compensation expense as it is contingent upon continued employment with the Company by Komiko’s co-founders. During the three and nine months ended September 30, 2020, the Company adjusted the Komiko contingent payment liability by $(0.4) million and $1.3 million, respectively.
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Developed technology	$2.4
Unearned revenue	(0.2)
Total identifiable net assets acquired	2.2
Goodwill	6.3
Total consideration	8.5
Contingent earn-out payments	(0.2)
Cash paid for acquisitions, net of cash acquired	$8.3
The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions. The fair values of assets acquired and liabilities assumed may be subject to change as additional information is received, including the finalization of tax assets and liabilities. Identifiable intangible assets acquired consisted of primarily $2.4 million of developed technology with an estimated useful life of 7 years.
Developed technology represents the fair value of the Komiko technology portfolio. The goodwill balance is primarily attributed to the expanded market opportunities when integrating Komiko’s technology with ZoomInfo’s technology and the assembled workforce. The goodwill balance is expected to be deductible for U.S. income tax purposes.
Pre-Acquisition ZI
On February 1, 2019, the Company, through a newly formed wholly-owned subsidiary, Zebra Acquisition Corporation, acquired 100% of the stock of Zoom Information, Inc. (“Pre-Acquisition ZI”). Pre-Acquisition ZI was a provider of company and contact information to sales and marketing professionals. Pre-Acquisition ZI served over 8,000 customers and has operations in the U.S., Israel and Russia. The acquisition qualifies as a business combination and will be accounted for as such.
The Company has included the financial results of Pre-Acquisition ZI in the consolidated financial statements from the date of acquisition. The Company incurred approximately $2.7 million of transactions costs related to this acquisition which are included in Restructuring and transaction related expenses in the Consolidated Statements of Operations.
The acquisition date fair value of the consideration paid by the Company for Pre-Acquisition ZI was $760.1 million, including cash acquired of $12.1 million, and was comprised of the following (in millions):

Cash consideration	$667.3
Liability for equity award settlement	25.2
Portion of replacement awards attributable to pre-acquisition service	27.9
Other purchase consideration liabilities	6.5
Deferred consideration	33.2
Total purchase consideration	$760.1
In accordance with the purchase agreement, the Company agreed to pay deferred consideration of $25.0 million and $10.0 million on the first and second anniversary of the Pre-Acquisition ZI acquisition, respectively. As of September 30, 2020, $9.9 million was recorded in Accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets representing the present value of the $10.0 million deferred consideration to be paid in 2021. The fair value of the deferred consideration payments was determined using a present value calculation. The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Cash, cash equivalents, and restricted cash	$12.1
Accounts receivable	22.1
Prepaid expenses and other assets	4.2
Property and equipment	6.3
Operating lease right-of-use assets	28.6
Intangible assets	322.0
Accounts payable and other liabilities	(6.8)
Lease liabilities	(28.6)
Deferred tax liabilities	(80.1)
Unearned revenue	(34.5)
Total identifiable net assets acquired	245.3
Goodwill	514.8
Total consideration	760.1
Deferred consideration	(33.2)
Cash acquired	(12.1)
Cash paid for acquisitions, net of cash acquired	$714.8
The excess of purchase consideration over the fair value of identifiable net tangible and intangible assets acquired was recorded as goodwill. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions given the currently available information.
Additionally, the Company agreed with the sellers of Pre-Acquisition ZI to put a Cash Vesting Payment Program in place for employees that held non-vested options as of the acquisition date, after giving effect to the acquisition and any vesting that resulted from the acquisition. Under the Cash Vesting Payment Program, the Company agreed to make payments to employees in the amount of the value that they would have received, had their options been vested at the time of the acquisition. Payments will be made to employees that continue their employment with the Company through the vesting milestones defined in their Pre-Acquisition ZI option agreements, and can be accelerated in certain circumstances upon termination, if the employee is terminated without cause, as defined in the Cash Vesting Payment Agreement. Employees that terminate their employment in other circumstances will forfeit any future payments.
As of September 30, 2020, the potential value of future payments under the Cash Vesting Payment Program was $5.9 million to be paid to employees through 2022, assuming continued employment for each employee. The Company recognized $1.3 million and $5.3 million of expense under the Cash Vesting Program for the three and nine months ended September 30, 2020, respectively. Based on the requirement for continued service, the cost related to payments under the Cash Vesting Payment Program is recognized as compensation and reflected on the Statement of Operations in the same category as salary expense of the recipient.
The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Weighted Average Useful Life in Years
Brand portfolio	$33.0	Indefinite
Developed technology	116.0	5.8
Customer relationships	173.0	15.0
Total intangible assets	$322.0
Developed technology represents the fair value of the Pre-Acquisition ZI technology, including software and databases acquired. Customer relationships represent the fair values of the underlying relationships with Pre-Acquisition ZI customers. The goodwill balance is primarily attributed to the assembled workforce and the expanded market opportunities when integrating Pre-Acquisition ZI’s technology with ZoomInfo’s technology. The goodwill balance is not expected to be deductible for U.S. income tax purposes.

DiscoverOrg Holdings
Business Acquisition [Line Items]
Business Combinations
Note 4 – Business Combinations
Komiko
On October 9, 2019, through a newly formed wholly owned subsidiary, DiscoverOrg Acquisition (Komiko), LLC, the Company acquired certain assets and assumed certain liabilities of Komiko LTD (“Komiko”), which offered an AI-powered sales and customer success solution for business to business companies under the Komiko trade name. The Company has included the financial results of Komiko in the consolidated financial statements from the date of acquisition. Transaction costs associated with the acquisition were not material. The acquisition date fair value of the consideration transferred for Komiko was $8.5 million, comprised of the following (in millions):

Cash	$8.3
Contingent earnout payments	0.2
Total purchase consideration	$8.5
The fair value of the contingent earnout payments was determined based on the Company’s probability-weighted estimate of future payments. Potential contingent payments may be as high as $4.0 million if all performance criteria are met, of which 40% is attributable to purchase consideration and the balance compensation expense as it is contingent upon continued employment with the Company by Komiko’s co-founders.
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Developed technology	$2.4
Unearned revenue	(0.2)
Total identifiable net assets acquired	$2.2
Goodwill	6.3
Total consideration	$8.5
Contingent Earnout Payments	(0.2)
Cash paid for acquisitions	$8.3
The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions. The fair values of assets acquired and liabilities assumed may be subject to change as additional information is received, including the finalization of tax assets and liabilities. Identifiable intangible assets acquired consisted of primarily $2.4 million of developed technology with an estimated useful life of 7 years.
Developed technology represents the fair value of the Komiko technology portfolio. The goodwill balance is primarily attributed to the expanded market opportunities when integrating Komiko’s technology with DiscoverOrg’s technology and the assembled workforce. The goodwill balance is expected to be deductible for U.S. income tax purposes. The pro forma revenue and earnings impact on the combined entity, had the acquisition date been January 1, 2018, was not material.
Pre-Acquisition ZI
On February 1, 2019, the Company, through a newly formed wholly owned subsidiary, Zebra Acquisition Corporation, acquired 100% of the stock of Zoom Information, Inc. (“Pre-Acquisition ZI”). Pre-Acquisition ZI was a provider of company and contact information to sales and marketing professionals. Pre-Acquisition ZI served over 8,000 customers and has operations in the U.S., Israel, and Russia. The acquisition qualifies as a business combination and will be accounted for as such.
The Company has included the financial results of Pre-Acquisition ZI in the consolidated financial statements from the date of acquisition. The Company incurred approximately $2.7 million of transactions costs related to this acquisition which are included in Restructuring and transaction related expenses in the Consolidated statements of operations.
The acquisition date fair value of the consideration paid by the Company for Pre-Acquisition ZI was $760.1 million, including cash acquired of $12.1 million, and was comprised of the following (in millions):

Cash consideration	$667.3
Liability for equity award settlement	25.2
Portion of replacement awards attributable to pre-acquisition service	27.9
Other purchase consideration liabilities	6.5
Deferred consideration	33.2
Total purchase consideration	$760.1
In accordance with the purchase agreement, the Company will pay deferred consideration of $25.0 million and $10.0 million on the first and second anniversary of the Pre-Acquisition ZI acquisition, respectively. The fair value of the deferred consideration payments was determined using a present value calculation. The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Cash, cash equivalents, and restricted cash	$12.1
Accounts receivable	22.1
Prepaid expenses and other assets	4.2
Property and equipment	6.3
Operating lease right-of-use Assets	28.6
Intangible assets	322.0
Accounts payable and other liabilities	(6.8)
Lease liabilities	(28.6)
Deferred tax liabilities	(80.1)
Unearned revenue	(34.5)
Total identifiable net assets acquired	245.3
Goodwill	514.8
Total consideration	$760.1
Deferred consideration	(33.2)
Cash acquired	(12.1)
Cash paid for acquisitions, net of cash acquired	$714.8
The excess of purchase consideration over the fair value of identifiable net tangible and intangible assets acquired was recorded as goodwill. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions given the currently available information.
The fair value of acquired unearned revenue was $34.5 million which differs from the unearned revenue recorded by Pre-Acquisition ZI immediately prior to the acquisition of $68.3 million. The acquired unearned revenue, net of the $33.8 million fair value adjustment, will be recognized as revenue over a period of approximately one year, which represents the period the related contracted services will be provided.
Additionally, the Company agreed with the sellers of Pre-Acquisition ZI to put a Cash Vesting Payment Program in place for employees that held non-vested options as of the acquisition date, after giving effect to the acquisition and any vesting that resulted from the acquisition. Under the Cash Vesting Payment Program, the Company agreed to make payments to employees in the amount of the value that they would have received, had their options been vested at the time of the acquisition. Payments will be made to employees that continue their employment with the Company through the vesting milestones defined in their Pre-Acquisition ZI option agreements, and can be accelerated in certain circumstances upon termination, if the employee is terminated without cause, as defined in the Cash Vesting Payment Agreement. Employees that terminate their employment in other circumstances will forfeit any future payments.
At the acquisition date, the potential value of future payments under the Cash Vesting Payment Program was $23.1 million to be paid to employees through 2022, assuming continued employment for each employee. The Company recognized $8.8 million of expense under the Cash Vesting Program for the year ended December 31, 2019. Based on the requirement for continued service, the cost related to payments under the Cash Vesting Payment Program, expense is recognized as compensation and reflected on the Statement of Operations in the same category as salary expense of the recipient.
The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Weighted Average Useful Life
Brand portfolio	$33.0	Indefinite
Developed technology	116.0	5.8 years
Customer relationships	173.0	15.0 years
Total intangible assets	$322.0
Developed technology represents the fair value of the Pre-Acquisition ZI technology, including software and databases acquired. Customer relationships represent the fair values of the underlying relationships with Pre-Acquisition ZI customers. The goodwill balance is primarily attributed to the assembled workforce and the expanded market opportunities when integrating Pre-Acquisition ZI’s technology with DiscoverOrg’s technology. The goodwill balance is not expected to be deductible for U.S. income tax purposes.
The amounts of Pre-Acquisition ZI’s revenue and earnings included in the Company’s consolidated results of operations for the year ended December 31, 2019, cannot be determined as the operations of Pre-Acquisition ZI were rapidly integrated into the DiscoverOrg operations, and many existing customer contracts were modified or replaced subsequent to the acquisition with the new contracts containing subscriptions from both Pre-Acquisition ZI and DiscoverOrg as a result of subsequent sales activities.
The unaudited pro forma revenue and earnings of the combined entity had the acquisition date been January 1, 2018, are as follows:

	Revenue	Loss Before Income Taxes
Supplemental pro forma from January 1, 2019 to December 31, 2019	334.1	(48.0)
Supplemental pro forma from January 1, 2018 to December 31, 2018	205.6	(146.4)
The unaudited pro forma information above is adjusted for the amortization of unearned revenue fair value adjustments, acquired tangible and intangible assets, interest expense, and $9.2 million of transaction costs and bonuses incurred by the Company and Pre-Acquisition ZI as if the acquisition had occurred on January 1, 2018. This pro forma information is prepared for comparative purposes only and does not necessarily reflect the actual results that would have occurred, nor is it necessarily indicative of future results of operations of the combined companies.
NeverBounce
In September 2018, DiscoverOrg acquired certain assets and assumed certain liabilities of Metrics Delivered LLC (“NeverBounce”), which provided email verification services under the NeverBounce trade name. The Company has included the financial results of NeverBounce in the consolidated financial statements from the date of acquisition. Transaction costs associated with the acquisition were $0.1 million and are included in General and administrative expense. The acquisition date fair value of the consideration transferred for NeverBounce was approximately $9.6 million, which was comprised of the following (in millions):

Cash	$8.5
Contingent Earnout Payments	1.1
Total Purchase Consideration	$9.6
The fair value of the contingent earnout payments was determined based on the Company’s probability-weighted estimate of future payments. Potential contingent payments may be as much as $2.0 million. As of December 31, 2019, contingent consideration of $0.4 million had been paid and remaining payments may be up to $1.6 million if all performance criteria are met.
The following table summarizes the fair values of the assets acquired and liabilities assumed, as of the date of acquisition (in millions):

Fixed assets	$0.1
Brand portfolio	0.2
Developed technology	2.3
Customer relationships	1.1
Accrued expenses & unearned revenue	(0.1)
Total identifiable net assets acquired	$3.6
Goodwill	6.0
Total consideration, net of cash acquired	$9.6
The excess of purchase consideration over the fair value of the net tangible and intangible assets acquired was recorded as goodwill. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions. The following table sets forth the components of identifiable intangible assets acquired and the estimated useful lives as of the date of acquisition (in millions):

	Fair Value	Useful Life
Brand portfolio	$0.2	7 years
Developed technology	2.3	7 years
Customer relationships	1.1	5 years
Developed technology represents the fair value of the NeverBounce technology. Customer relationships represent the fair values of the underlying relationships with NeverBounce customers. The goodwill balance is primarily attributed to the assembled workforce and the expanded market opportunities when integrating NeverBounce’s technology with DiscoverOrg’s technology. The goodwill balance is expected to be deductible for U.S. income tax purposes.